SEGMENT INFORMATION - Schedule of revenues by geographic area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Income from ordinary activities	$ 14,265,056	$ 12,833,043	$ 11,640,541
Other operating income	229,934	200,669	148,641
Peru
Disclosure of operating segments [line items]
Income from ordinary activities	1,285,674	1,127,532	988,908
Argentina
Disclosure of operating segments [line items]
Income from ordinary activities	317,246	239,369	244,413
U.S.A.
Disclosure of operating segments [line items]
Income from ordinary activities	1,446,087	1,324,008	1,044,822
Europe
Disclosure of operating segments [line items]
Income from ordinary activities	1,100,178	957,042	800,897
Colombia
Disclosure of operating segments [line items]
Income from ordinary activities	741,889	669,206	662,263
Brazil
Disclosure of operating segments [line items]
Income from ordinary activities	6,098,633	5,512,471	5,006,377
Ecuador
Disclosure of operating segments [line items]
Income from ordinary activities	390,575	364,960	332,801
Chile
Disclosure of operating segments [line items]
Income from ordinary activities	2,121,331	1,927,847	1,898,150
Asia Pacific and rest of Latin America
Disclosure of operating segments [line items]
Income from ordinary activities	$ 763,443	$ 710,608	$ 661,910